UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2013

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2013

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.2%
Angola - 0.3%
Northern Lights III B.V., 7%, 2019	$20,515,000	$22,540,856

Argentina - 1.1%
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	$8,013,000	$2,664,323
Republic of Argentina, 7%, 2015	74,673,000	64,792,642
Republic of Argentina, FRN, 8.28%, 2033	25,581,794	14,645,577

		$82,102,542
Brazil - 5.9%
Banco do Brasil S.A., 5.875%, 2023 (n)	$15,215,000	$16,622,388
Banco do Brasil S.A., 5.875%, 2023	3,800,000	4,151,500
Banco do Brasil S.A., 3.875%, 2022	11,989,000	11,911,072
Banco do Brasil S.A., 5.875%, 2022	2,556,000	2,779,650
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)	18,485,000	18,457,273
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)	29,746,000	32,720,600
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	15,993,000	16,512,773
Banco do Nordeste do Brasil (BNB), 4.375%, 2019 (n)	16,367,000	16,849,827
Brazil Minas SPE, 5.333%, 2028 (z)	14,455,000	16,363,060
Caixa Economica Federal, 3.5%, 2022 (n)	15,224,000	14,881,460
Cosan Ltd., 7%, 2017	12,723,000	14,497,859
Cosan Luxembourg S.A., 5%, 2023 (n)	11,802,000	12,020,337
Federative Republic of Brazil, 8.25%, 2034	19,843,000	31,828,172
Federative Republic of Brazil, 5.625%, 2041	18,609,000	23,326,382
Fibria Overseas Finance Ltd., 7.5%, 2020	5,346,000	6,081,075
Fibria Overseas Finance Ltd., 6.75%, 2021	14,002,000	15,629,733
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049	17,556,000	18,732,252
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	6,747,000	7,199,049
Globo Comunicacoes e Participacoes S.A., 4.875%, 2022 (n)	4,895,000	5,284,153
Marfrig Holding Europe B.V., 9.875%, 2017 (n)	15,705,000	14,684,175
Marfrig Overseas Ltd., 9.5%, 2020	6,033,000	5,490,030
Odebrecht Finance Ltd., 7.125%, 2042 (n)	19,643,000	22,491,235
Petrobras International Finance Co., 5.375%, 2021	11,269,000	12,443,985
Petrobras International Finance Co., 7.875%, 2019	17,749,000	22,070,456
Qgog Constellation S.A., 6.25%, 2019 (n)	20,752,000	21,831,104
Rearden G Holdings Eins GmbH, 7.875%, 2020	17,148,000	18,828,504
State of Santa Catarina, 4%, 2022	11,548,000	12,454,518
Vale Overseas Ltd., 4.375%, 2022	28,795,000	30,303,282

		$446,445,904
Canada - 0.4%
First Quantum Minerals Ltd., 7.25%, 2019	$2,045,000	$2,045,000
First Quantum Minerals Ltd., 7.25%, 2019 (n)	14,376,000	14,376,000
IAMGOLD Corp., 6.75%, 2020 (n)	11,223,000	10,605,735
IAMGOLD Corp., 6.75%, 2020	7,119,000	6,727,455

		$33,754,190
Chile - 2.4%
Automotores Gildemeister S.A., 6.75%, 2023 (n)	$3,666,000	$3,757,650
Automotores Gildemeister S.A., 8.25%, 2021 (n)	8,013,000	8,694,105
Automotores Gildemeister S.A., 8.25%, 2021	8,736,000	9,478,560
Banco de Credito e Inversiones, 3%, 2017 (n)	9,988,000	10,243,743
Banco de Credito e Inversiones, 4%, 2023 (n)	18,036,000	18,144,054

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chile - continued
Cencosud S.A., 4.875%, 2023 (n)		$17,919,000	$18,547,939
CorpBanca, 3.125%, 2018		22,068,000	22,112,423
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		5,708,000	6,102,577
Corporacion Nacional del Cobre de Chile, 3.75%, 2020		800,000	855,302
E.CL S.A., 5.625%, 2021		18,206,000	20,385,659
Empresa Nacional del Petroleo, 6.25%, 2019		7,492,000	8,503,870
Saci Falabella, 3.75%, 2023 (z)		10,223,000	10,233,680
SMU S.A., 7.75%, 2020 (n)		20,412,000	21,713,265
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020		12,297,000	13,972,454
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)		9,697,000	11,018,207

			$183,763,488
China - 3.0%
Baidu, Inc., 3.5%, 2022		$18,118,000	$18,227,759
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)		9,500,000	10,078,037
CNPC General Capital Ltd., 3.4%, 2023 (z)		18,348,000	18,541,241
CNPC General Capital Ltd., 3.95%, 2022 (n)		17,747,000	18,955,038
Country Garden Holdings Co. Ltd., 11.125%, 2018		7,253,000	8,322,818
Country Garden Holdings Co. Ltd., 7.5%, 2023 (n)		7,317,000	7,627,973
Hyva Global B.V., 8.625%, 2016 (n)		7,035,000	6,921,033
Hyva Global B.V., 8.625%, 2016		10,596,000	10,424,345
Kaisa Group Holdings Ltd., 8.875%, 2018 (n)		12,442,000	13,250,730
Longfor Properties Co. Ltd., 6.875%, 2019		10,326,000	11,067,964
Sinopec Capital 2013, 4.25%, 2043 (z)		15,569,000	15,176,988
Sinopec Capital 2013, 3.125%, 2023 (z)		18,914,000	18,626,583
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 2022 (n)		19,405,000	20,834,198
Tencent Holdings Ltd., 3.375%, 2018 (n)		18,771,000	19,560,077
Yanlord Land Group Ltd., 10.625%, 2018		13,428,000	15,307,920
Yingde Gases Group Co. Ltd., 8.125%, 2018 (z)		18,006,000	18,755,766

			$231,678,470
Colombia - 2.6%
Banco GNB Sudameris S.A., 3.875%, 2018 (z)		$15,135,000	$14,758,347
Bancolombia S.A., 5.95%, 2021		3,545,000	3,996,988
Bancolombia S.A., 5.125%, 2022		14,648,000	14,962,932
Ecopetrol S.A., 7.625%, 2019		24,899,000	31,746,225
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)		5,196,000	5,780,550
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	23,066,000,000	13,402,934
Grupo Aval Ltd., 4.75%, 2022 (n)		$16,081,000	16,221,709
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		23,735,000	24,447,050
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)		22,145,000	25,245,300
Republic of Colombia, 8.125%, 2024		6,775,000	9,986,350
Republic of Colombia, 6.125%, 2041		19,584,000	26,340,480
Republic of Colombia, 7.375%, 2037		5,685,000	8,607,090
Republic of Colombia, 4.375%, 2021		1,936,000	2,213,816

			$197,709,771
Costa Rica - 0.1%
Republic of Costa Rica, 4.375%, 2025 (z)		$11,135,000	$11,212,945

Cote d’Ivoire - 0.5%
Ivory Coast, 7.099% to 2013, 5.75% to 2032		$42,599,000	$40,682,045

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Croatia - 1.4%
Republic of Croatia, 5.5%, 2023 (n)	$47,682,000	$50,645,436
Republic of Croatia, 6.625%, 2020	13,408,000	15,278,416
Republic of Croatia, 6.25%, 2017	800,000	880,272
Republic of Croatia, 6.375%, 2021	21,958,000	24,812,540
Republic of Croatia, 6.25%, 2017 (n)	13,950,000	15,349,743

		$106,966,407
Dominican Republic - 1.0%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)	$18,835,000	$19,277,623
Dominican Republic, 5.875%, 2024 (z)	18,897,000	19,369,425
Dominican Republic, 7.5%, 2021	3,019,000	3,467,322
Dominican Republic, 7.5%, 2021 (n)	10,597,000	12,170,655
Dominican Republic, 8.625%, 2027	17,528,000	21,997,640

		$76,282,665
El Salvador - 0.3%
Republic of El Salvador, 7.375%, 2019	$500,000	$593,750
Republic of El Salvador, 7.375%, 2019 (n)	3,416,000	4,056,500
Republic of El Salvador, 7.75%, 2023	6,963,000	8,460,045
Republic of El Salvador, 5.875%, 2025 (n)	7,867,000	8,260,350
Republic of El Salvador, 5.875%, 2025	800,000	840,000

		$22,210,645
Georgia - 0.1%
JSC Georgian Railway, 7.75%, 2022 (n)	$3,903,000	$4,537,238
Republic of Georgia, 6.875%, 2021 (n)	5,895,000	6,820,515

		$11,357,753
Guatemala - 0.8%
Industrial Senior Trust, 5.5%, 2022 (n)	$16,773,000	$16,773,000
Republic of Guatemala, 4.875%, 2028 (n)	15,862,000	16,099,930
Republic of Guatemala, 5.75%, 2022 (n)	24,757,000	27,876,382

		$60,749,312
Hungary - 1.1%
Magyar Export-Import Bank, 5.5%, 2018	$3,810,000	$3,837,940
Magyar Export-Import Bank, 5.5%, 2018 (n)	25,291,000	25,476,469
Republic of Hungary, 6.25%, 2020	4,337,000	4,819,491
Republic of Hungary, 5.375%, 2023	27,900,000	28,764,342
Republic of Hungary, 7.625%, 2041	5,020,000	5,892,225
Republic of Hungary, 6.375%, 2021	14,452,000	16,168,898

		$84,959,365
Iceland - 0.5%
Republic of Iceland, 5.875%, 2022 (n)	$18,384,000	$21,225,927
Republic of Iceland, 5.875%, 2022	17,722,000	20,461,591

		$41,687,518
India - 0.3%
Bharti Airtel International Co., 5.125%, 2023 (n)	$19,855,000	$20,402,998

Indonesia - 5.9%
Listrindo Capital B.V., 6.95%, 2019 (n)	$8,786,000	$9,641,712
Majapahit Holding B.V., 7.75%, 2020	17,795,000	22,199,263
Majapahit Holding B.V., 7.75%, 2020 (n)	2,058,000	2,567,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Indonesia - continued
Majapahit Holding B.V., 7.75%, 2016	$2,695,000	$3,139,675
Pertamina PT, 5.25%, 2021 (n)	5,636,000	6,150,285
Pertamina PT, 5.25%, 2021	7,867,000	8,584,864
Pertamina PT, 4.875%, 2022	6,608,000	7,029,590
Pertamina PT, 6%, 2042	8,132,000	8,745,153
Pertamina PT, 4.875%, 2022 (n)	19,522,000	20,767,504
Pertamina PT, 6%, 2042 (n)	6,662,000	7,164,315
PT Perusahaan Listrik Negara, 5.5%, 2021 (n)	11,482,000	12,745,020
PT Perusahaan Listrik Negara, 5.5%, 2021	10,064,000	11,171,040
PT Perusahaan Listrik Negara, 5.25%, 2042 (n)	8,714,000	8,648,645
Republic of Indonesia, 3.375%, 2023 (z)	30,394,000	31,039,873
Republic of Indonesia, 5.875%, 2020	35,353,000	41,981,688
Republic of Indonesia, 5.875%, 2020 (n)	8,481,000	10,071,188
Republic of Indonesia, 11.625%, 2019	8,716,000	12,921,470
Republic of Indonesia, 11.625%, 2019 (n)	5,499,000	8,152,268
Republic of Indonesia, 6.875%, 2018	16,134,000	19,461,638
Republic of Indonesia, 6.875%, 2018 (n)	2,708,000	3,266,525
Republic of Indonesia, 4.875%, 2021 (n)	40,849,000	46,312,554
Republic of Indonesia, 8.5%, 2035	12,667,000	19,681,351
Republic of Indonesia, 3.75%, 2022	17,534,000	18,454,535
Republic of Indonesia, 4.875%, 2021	77,469,000	87,830,479
Republic of Indonesia, 3.75%, 2022 (n)	12,097,000	12,732,093
Star Energy Geothermal Pte Ltd., 6.125%, 2020 (n)	5,192,000	5,386,700

		$445,846,783
Israel - 0.1%
Altice Financing S.A., 7.875%, 2019 (n)	$459,000	$507,195
Israel Electric Corp. Ltd., 6.7%, 2017 (n)	5,111,000	5,724,320

		$6,231,515
Jamaica - 0.5%
Digicel Group Ltd., 6%, 2021 (n)	$17,876,000	$17,920,690
Digicel Group Ltd., 8.25%, 2017 (n)	4,779,000	5,029,898
Digicel Group Ltd., 8.25%, 2020 (n)	7,595,000	8,126,650
Digicel Group Ltd., 8.25%, 2017	4,363,000	4,592,058

		$35,669,296
Kazakhstan - 1.6%
Development Bank of Kazakhstan, 4.125%, 2022 (n)	$35,604,000	$35,087,742
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017	21,408,000	23,120,640
Kazakhstan Temir Zholy Co., 6.95%, 2042	6,132,000	7,266,420
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	12,646,000	14,985,510
Kazatomprom, 6.25%, 2015 (n)	7,325,000	7,819,438
Kazatomprom, 6.25%, 2015	650,000	693,875
Kazmunaygas National Co., 5.75%, 2043 (z)	22,584,000	22,987,023
Kazmunaygas National Co., 4.4%, 2023 (z)	13,258,000	13,389,055

		$125,349,703
Latvia - 0.5%
Republic of Latvia, 5.25%, 2017 (n)	$16,608,000	$18,600,960
Republic of Latvia, 5.25%, 2017	4,315,000	4,832,800
Republic of Latvia, 5.25%, 2021	15,742,000	18,300,075

		$41,733,835

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Lithuania - 0.8%
Republic of Lithuania, 6.125%, 2021 (n)		$18,374,000	$22,577,053
Republic of Lithuania, 6.625%, 2022 (n)		22,170,000	28,300,005
Republic of Lithuania, 6.125%, 2021		3,976,000	4,885,510
Republic of Lithuania, 6.625%, 2022		2,000,000	2,553,000

			$58,315,568
Malaysia - 0.8%
Petronas Capital Ltd., 5.25%, 2019		$46,005,000	$54,250,522
Petronas Capital Ltd., 5.25%, 2019 (n)		7,725,000	9,109,559

			$63,360,081
Mexico - 9.7%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	126,330,000	$11,310,230
Banco Santander S.A., 4.125%, 2022 (n)		$13,805,000	13,908,538
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		6,732,000	7,674,480
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		15,751,000	18,113,650
BBVA Bancomer S.A. de C.V., 6.75%, 2022		11,419,000	13,131,850
CEMEX Finance LLC, 9.5%, 2016		9,934,000	10,679,050
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		3,953,000	4,022,178
CEMEX S.A.B. de C.V., 9%, 2018 (n)		4,202,000	4,580,180
CEMEX S.A.B. de C.V., 9%, 2018		2,314,000	2,522,260
CEMEX S.A.B. de C.V., 9.25%, 2020		7,207,000	7,927,700
Comision Federal de Electricidad, 4.875%, 2021 (n)		14,446,000	16,432,325
Comision Federal de Electricidad, 5.75%, 2042 (n)		14,436,000	16,312,680
Comision Federal de Electricidad, 4.875%, 2021		4,600,000	5,232,500
Empresas ICA S.A.B. de C.V., 8.375%, 2017		3,414,000	3,328,650
Empresas ICA S.A.B. de C.V., 8.9%, 2021		10,074,000	9,771,780
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)		7,364,000	7,179,900
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		10,445,000	11,559,471
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022		5,908,000	6,538,378
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		14,337,000	15,233,063
Grupo KUO S.A.B de C.V., 6.25%, 2022		597,000	647,745
Grupo KUO S.A.B de C.V., 6.25%, 2022 (n)		13,232,000	14,356,720
Grupo Posadas S.A.B. de C.V., 7.875%, 2017 (n)		15,881,000	16,992,670
Grupo Posadas S.A.B. de C.V., 7.875%, 2017		2,000,000	2,140,000
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)		3,729,000	4,055,288
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)		2,017,000	2,314,508
Mexichem S.A.B. de C.V., 6.75%, 2042		4,898,000	5,620,455
Pemex Project Funding Master Trust, 6.625%, 2038		9,301,000	11,743,145
Pemex Project Funding Master Trust, 5.75%, 2018		13,231,000	15,447,193
Pemex Project Funding Master Trust, 6.625%, 2035		33,147,000	41,691,567
Petroleos Mexicanos, 5.5%, 2021		19,203,000	22,515,518
Petroleos Mexicanos, 6%, 2020		17,414,000	20,966,456
Petroleos Mexicanos, 5.5%, 2044		5,499,000	6,021,405
Petroleos Mexicanos, 5.5%, 2044 (n)		9,643,000	10,559,085
Petroleos Mexicanos, 6.5%, 2041		15,933,000	19,796,753
United Mexican States, 5.75%, 2110		41,523,000	48,914,094
United Mexican States, 5.125%, 2020		109,981,000	131,427,295
United Mexican States, 5.95%, 2019		13,636,000	16,738,190
United Mexican States, 6.05%, 2040		24,114,000	31,709,910
United Mexican States, 3.625%, 2022		115,430,000	125,818,700

			$734,935,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Nigeria - 0.3%
Afren PLC, 11.5%, 2016 (n)	$6,723,000	$7,983,563
Afren PLC, 10.25%, 2019 (n)	12,167,000	14,509,148

		$22,492,711
Panama - 1.1%
MMG S.A., 6.75%, 2023 (n)	$15,584,000	$16,308,617
Panama Canal Railway Co., 7%, 2026	5,315,970	5,070,372
Panama Canal Railway Co., 7%, 2026 (n)	1,108,050	1,056,858
Republic of Panama, 8.875%, 2027	9,932,000	15,876,302
Republic of Panama, 5.2%, 2020	6,268,000	7,446,384
Republic of Panama, 9.375%, 2029	10,004,000	16,971,786
Republic of Panama, 6.7%, 2036	15,463,000	21,516,765

		$84,247,084
Paraguay - 0.5%
Republic of Paraguay, 4.625%, 2023 (n)	$22,038,000	$22,478,760
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)	17,419,000	18,986,710

		$41,465,470
Peru - 2.7%
Ajecorp B.V., 6.5%, 2022 (n)	$16,370,000	$17,900,595
Banco de Credito del Peru, 5.375%, 2020	3,961,000	4,357,100
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	19,823,000	21,587,247
Banco de Credito del Peru, FRN, 6.125%, 2027	1,659,000	1,806,651
BBVA Banco Continental S.A., 5%, 2022	3,980,000	4,208,850
BBVA Banco Continental S.A., 5%, 2022 (n)	17,298,000	18,292,635
Cementos Pacasmayo S.A.A., 4.5%, 2023	9,681,000	9,555,147
Corporacion Financiera de Desarrollo S.A., 4.75%, 2022 (n)	21,072,000	22,789,368
Corporacion Lindley S.A., 6.75%, 2021 (n)	6,098,000	7,119,415
Corporacion Lindley S.A., 4.625%, 2023 (z)	3,681,000	3,736,215
El Fondo Mivivienda S.A., 3.5%, 2023	893,000	886,749
El Fondo Mivivienda S.A., 3.5%, 2023 (n)	7,328,000	7,276,704
Ferreycorp S.A.A., 4.875%, 2020 (z)	15,091,000	15,203,568
IIRSA Norte Finance Ltd., 8.75%, 2024	4,199,144	5,227,934
IIRSA Norte Finance Ltd., 8.75%, 2024 (n)	170,600	212,396
Republic of Peru, 7.35%, 2025	19,694,000	28,605,535
Republic of Peru, 5.625%, 2050	6,451,000	8,273,408
Southern Copper Corp., 6.75%, 2040	7,841,000	9,085,069
Transport de Gas Peru, 4.25%, 2028 (z)	17,910,000	17,892,090

		$204,016,676
Philippines - 3.9%
National Power Corp., 8.4%, 2016	$786,000	$958,920
National Power Corp., 6.875%, 2016 (n)	477,000	555,705
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024 (n)	3,247,000	4,424,038
Power Sector Assets & Liabilities Management Corp., 7.39%, 2024	9,742,000	13,273,475
Republic of Philippines, 6.375%, 2034	83,369,000	116,195,544
Republic of Philippines, 10.625%, 2025	3,334,000	5,713,643
Republic of Philippines, 9.375%, 2017	11,615,000	14,838,163
Republic of Philippines, 6.375%, 2032	33,850,000	45,782,125
Republic of Philippines, 5.5%, 2026	70,012,000	88,127,605
Republic of Philippines, 9.875%, 2019	3,508,000	4,959,435

		$294,828,653

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Poland - 0.9%
Eileme 2 AB, 11.625%, 2020 (n)	$14,357,000	$17,048,938
PKO Finance AB, 4.63%, 2022 (n)	15,849,000	16,784,091
Republic of Poland, 5.125%, 2021	15,018,000	17,646,601
Republic of Poland, 5%, 2022	15,407,000	17,988,443

		$69,468,073
Qatar - 0.2%
Qtel International Finance Ltd., 3.875%, 2028	$893,000	$879,605
Qtel International Finance Ltd., 3.875%, 2028 (n)	5,716,000	5,630,260
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	2,968,000	3,702,580
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	2,707,000	3,376,983
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	4,410,392	4,884,509

		$18,473,937
Romania - 0.9%
Republic of Romania, 4.375%, 2023	$7,484,000	$7,745,566
Republic of Romania, 4.375%, 2023 (n)	41,738,000	43,196,743
Republic of Romania, 6.75%, 2022 (n)	9,768,000	11,971,661
Republic of Romania, 6.75%, 2022	5,300,000	6,495,680

		$69,409,650
Russia - 11.7%
Alfa Bank, 7.5%, 2019 (n)	$17,597,000	$18,964,287
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)	29,826,000	31,466,430
Far Eastern Shipping Co., 8.75%, 2020 (z)	7,512,000	7,577,278
Far Eastern Shipping Co., 8%, 2018 (z)	17,068,000	17,172,696
Gaz Capital S.A., 7.288%, 2037	8,931,000	11,074,440
Gaz Capital S.A., 5.999%, 2021 (n)	27,340,000	31,065,075
Gaz Capital S.A., 4.95%, 2022 (n)	18,388,000	19,336,821
Gaz Capital S.A., 4.95%, 2022	4,994,000	5,251,690
Gaz Capital S.A., 3.85%, 2020 (n)	25,956,000	26,267,472
Gaz Capital S.A., 4.95%, 2028 (n)	34,304,000	34,269,696
Gaz Capital S.A., 5.999%, 2021	22,440,000	25,497,450
Gazprom Neft, 4.375%, 2022 (n)	15,067,000	15,085,834
Lukoil International Finance B.V., 3.416%, 2018 (z)	14,963,000	15,224,250
Lukoil International Finance B.V., 4.563%, 2023 (z)	18,792,000	19,027,612
Metalloinvest Finance Ltd., 5.625%, 2020 (z)	18,897,000	18,869,599
Mobile TeleSystems OJSC, 8.625%, 2020	12,286,000	15,449,645
Novolipetsk Iron & Steel Corp., 4.45%, 2018 (n)	3,115,000	3,138,363
Rosneft, 4.199%, 2022 (n)	26,076,000	26,206,380
Rosneft, 3.149%, 2017 (n)	14,775,000	14,922,011
Russian Federation, 5%, 2020	63,300,000	73,032,375
Russian Federation, 7.5%, 2030	138,498,318	174,230,885
Russian Federation, 5%, 2020 (n)	25,100,000	28,959,125
Russian Federation, 5.625%, 2042	6,400,000	7,616,000
Russian Federation, 4.5%, 2022	9,200,000	10,317,800
Russian Federation, 4.5%, 2022 (n)	39,200,000	43,962,800
Russian Federation, 5.625%, 2042 (n)	24,800,000	29,512,000
Sberbank of Russia, 6.125%, 2022 (n)	26,262,000	29,971,508
Sberbank of Russia, 6.125%, 2022	12,303,000	14,040,799
SIBUR Securities Ltd., 3.914%, 2018 (n)	15,621,000	15,351,538
TMK Capital S.A., 6.75%, 2020 (n)	18,351,000	18,075,735
Uralkali OJSC, 3.723%, 2018 (z)	15,854,000	15,893,635
VimpelCom Ltd., 5.95%, 2023 (n)	12,330,000	12,514,950
VimpelCom Ltd., 7.504%, 2022	20,176,000	22,798,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Russia - continued
Vnesheconombank, 6.025%, 2022 (n)	$16,004,000	$18,144,535
VTB Capital S.A., 6%, 2017	3,296,000	3,580,280
VTB Capital S.A., 6%, 2017 (n)	16,801,000	18,250,086

		$892,119,960
Rwanda - 0.2%
Republic of Rwanda, 6.625%, 2023 (z)	$15,225,000	$14,899,195

Serbia - 0.6%
Republic of Serbia, 6.75%, 2024	$2,800,000	$2,838,500
Republic of Serbia, 4.875%, 2020 (n)	6,444,000	6,637,320
Republic of Serbia, 7.25%, 2021 (n)	9,410,000	10,986,175
Republic of Serbia, 5.25%, 2017 (n)	13,604,000	14,359,022
Republic of Serbia, 7.25%, 2021	7,328,000	8,555,440

		$43,376,457
Singapore - 0.3%
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	$18,230,000	$19,093,628

Slovakia - 0.3%
Republic of Slovakia, 4.375%, 2022 (n)	$16,537,000	$18,132,159
Republic of Slovakia, 4.375%, 2022	6,446,000	7,067,781

		$25,199,940
South Africa - 0.7%
Myriad International Holdings B.V., 6.375%, 2017 (n)	$4,138,000	$4,691,664
Republic of South Africa, 5.5%, 2020	11,046,000	13,006,665
Republic of South Africa, 6.875%, 2019	6,145,000	7,665,888
Republic of South Africa, 4.665%, 2024	18,547,000	20,726,273
Transnet SOC Ltd., 4%, 2022 (n)	9,648,000	9,585,577

		$55,676,067
Sri Lanka - 0.5%
Bank of Ceylon, 6.875%, 2017	$6,849,000	$7,283,912
Bank of Ceylon, 6.875%, 2017 (n)	3,203,000	3,406,391
Republic of Sri Lanka, 6.25%, 2020 (n)	8,150,000	8,842,750
Republic of Sri Lanka, 6.25%, 2021 (n)	5,350,000	5,805,868
Republic of Sri Lanka, 5.875%, 2022 (n)	3,569,000	3,774,218
Republic of Sri Lanka, 6.25%, 2020	2,455,000	2,663,675
Republic of Sri Lanka, 6.25%, 2021	3,552,000	3,854,662

		$35,631,476
Supranational - 0.2%
Eurasian Development Bank, 4.767%, 2022 (n)	$11,731,000	$12,009,611

Thailand - 0.5%
PTT PLC, 3.375%, 2022 (n)	$12,588,000	$12,689,787
PTT PLC, 4.5%, 2042 (n)	12,803,000	12,392,600
PTTEP Canada International Finance Ltd., 6.35%, 2042 (n)	10,289,000	12,678,054

		$37,760,441
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	$2,583,000	$3,306,240
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	2,286,000	2,926,080
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	12,988,083	13,994,660

		$20,226,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Turkey - 9.5%
Arcelik A.S., 5%, 2023 (n)	$18,377,000	$18,882,368
Finansbank A.S., 5.15%, 2017	7,154,000	7,493,815
Finansbank A.S., 5.5%, 2016	7,086,000	7,422,585
Republic of Turkey, 4.875%, 2043	18,796,000	19,312,890
Republic of Turkey, 7%, 2019	26,852,000	33,062,868
Republic of Turkey, 7%, 2020	59,795,000	75,042,725
Republic of Turkey, 5.625%, 2021	65,132,000	76,367,270
Republic of Turkey, 8%, 2034	9,775,000	14,222,625
Republic of Turkey, 7.5%, 2019	53,571,000	68,303,025
Republic of Turkey, 6.75%, 2018	14,967,000	17,848,148
Republic of Turkey, 11.875%, 2030	5,182,000	9,869,119
Republic of Turkey, 7.375%, 2025	48,248,000	64,411,080
Republic of Turkey, 6.25%, 2022	76,090,000	93,780,925
Republic of Turkey, 5.125%, 2022	46,103,000	52,672,678
Republic of Turkey, 3.25%, 2023	15,833,000	15,615,296
Republic of Turkey, 6%, 2041	66,195,000	79,599,488
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 2019 (n)	14,015,000	15,924,544
Turkiye Is Bankasi A.S., 6%, 2022 (n)	10,912,000	11,921,360
Turkiye Vakiflar Bankasi, 6%, 2022 (n)	25,689,000	27,134,006
Yapi Ve Kredi Bankasi, 5.5%, 2022 (n)	10,926,000	11,294,753

		$720,181,568
Ukraine - 2.2%
Biz Finance PLC, 8.375%, 2015	$41,696,000	$41,537,555
Government of Ukraine, 7.8%, 2022 (n)	3,097,000	3,085,077
Government of Ukraine, 7.5%, 2023 (z)	7,243,000	6,989,495
Government of Ukraine, 6.25%, 2016	4,928,000	4,817,120
Government of Ukraine, 6.25%, 2016 (n)	12,546,000	12,263,715
Government of Ukraine, 9.25%, 2017 (n)	16,793,000	17,926,528
Government of Ukraine, 9.25%, 2017	13,364,000	14,266,070
JSC Ukreximbank, 8.75%, 2018	17,773,000	17,461,973
MHP S.A., 8.25%, 2020 (n)	15,402,000	15,207,379
Naftogaz Ukraine, 9.5%, 2014	29,226,000	30,310,285

		$163,865,197
United Arab Emirates - 0.4%
Dolphin Energy Ltd., 5.5%, 2021 (n)	$19,660,000	$23,297,100
Dolphin Energy Ltd., 5.5%, 2021	4,050,000	4,799,250

		$28,096,350
United States - 1.4%
U.S. Treasury Bonds, 6.5%, 2026	$4,629,000	$7,042,588
U.S. Treasury Notes, 1.75%, 2022 (f)	93,992,000	95,673,611

		$102,716,199
Uruguay - 0.6%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$1,382,000	$1,509,835
Navios South American Logistics, Inc., 9.25%, 2019	7,016,000	7,664,980
Republic of Uruguay, 4.125%, 2045	26,670,404	25,950,303
Republic of Uruguay, 7.625%, 2036	3,701,000	5,582,959
Republic of Uruguay, 8%, 2022	3,922,534	5,632,759

		$46,340,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Venezuela - 10.3%
Petroleos de Venezuela S.A., 8.5%, 2017	$42,393,000	$41,015,228
Petroleos de Venezuela S.A., 8%, 2013	4,394,000	4,420,364
Petroleos de Venezuela S.A., 5.125%, 2016	7,466,000	6,607,410
Republic of Venezuela, 12.75%, 2022	100,417,000	114,626,006
Republic of Venezuela, 8.5%, 2014	13,628,000	13,900,560
Republic of Venezuela, 8.25%, 2024	56,565,000	50,993,348
Republic of Venezuela, 7.75%, 2019	120,311,000	113,092,340
Republic of Venezuela, 9%, 2023	18,433,000	17,539,000
Republic of Venezuela, 5.75%, 2016	71,385,000	67,637,288
Republic of Venezuela, 9.25%, 2027	22,015,000	21,629,738
Republic of Venezuela, 7.65%, 2025	45,376,000	39,318,304
Republic of Venezuela, 7%, 2018	31,373,000	29,176,890
Republic of Venezuela, 7%, 2038	35,480,000	28,206,600
Republic of Venezuela, 11.75%, 2026	112,110,000	122,368,065
Republic of Venezuela, 11.95%, 2031	104,341,000	114,931,612

		$785,462,753
Vietnam - 0.3%
Republic of Vietnam, 6.75%, 2020	$15,184,000	$18,031,000
Republic of Vietnam, 6.75%, 2020 (n)	689,000	818,188
Republic of Vietnam, 6.875%, 2016	2,309,000	2,557,183

		$21,406,371
Total Bonds		$7,014,414,498
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - June 2013 @ EUR 0.7752	$148,772,000	$630,942
Issuer	Shares/Par
Money Market Funds - 7.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	529,650,315	$529,650,315
Total Investments		$7,544,695,755

Other Assets, Less Liabilities - 0.8%		59,157,707
Net Assets - 100.0%		$7,603,853,462

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,276,975,802, representing 29.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco GNB Sudameris S.A., 3.875%, 2018	4/25/13	$14,965,639	$14,758,347
Brazil Minas SPE, 5.333%, 2028	3/22/13	15,777,214	16,363,060
CNPC General Capital Ltd., 3.4%, 2023	4/09/13	18,341,783	18,541,241
Corporacion Lindley S.A., 4.625%, 2023	4/09/13	3,681,000	3,736,215
Dominican Republic, 5.875%, 2024	4/11/13	18,983,050	19,369,425

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Far Eastern Shipping Co., 8%, 2018	4/23/13	$17,068,000	$17,172,696
Far Eastern Shipping Co., 8.75%, 2020	4/23/13	7,512,000	7,577,278
Ferreycorp S.A.A., 4.875%, 2020	4/19/13-4/25/13	15,035,785	15,203,568
Government of Ukraine, 7.5%, 2023	4/09/13	7,243,000	6,989,495
Kazmunaygas National Co., 4.4%, 2023	4/24/13	13,204,980	13,389,055
Kazmunaygas National Co., 5.75%, 2043	4/24/13	22,424,337	22,987,023
Lukoil International Finance B.V., 3.416%, 2018	4/17/13	14,963,000	15,224,250
Lukoil International Finance B.V., 4.563%, 2023	4/17/13	18,792,000	19,027,612
Metalloinvest Finance Ltd., 5.625%, 2020	4/10/13-4/11/13	18,994,798	18,869,599
Republic of Costa Rica, 4.375%, 2025	4/23/13	11,135,000	11,212,945
Republic of Indonesia, 3.375%, 2023	4/08/13	30,076,949	31,039,873
Republic of Rwanda, 6.625%, 2023	4/25/13	14,975,724	14,899,195
Saci Falabella, 3.75%, 2023	4/25/13	10,129,583	10,233,680
Sinopec Capital 2013, 3.125%, 2023	4/18/13	18,804,856	18,626,583
Sinopec Capital 2013, 4.25%, 2043	4/18/13	15,467,056	15,176,988
Transport de Gas Peru, 4.25%, 2028	4/23/13	17,910,000	17,892,090
Uralkali OJSC, 3.723%, 2018	4/23/13	15,854,000	15,893,635
Yingde Gases Group Co. Ltd., 8.125%, 2018	4/12/13-4/26/13	18,144,950	18,755,766
Total Restricted Securities			$362,939,619
% of Net assets			4.8%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	11,792,000	5/03/13	$5,857,051	$5,893,790	$36,739
BUY	BRL	Deutsche Bank AG	27,719,000	5/03/13	13,708,704	13,854,305	145,601
BUY	BRL	JPMorgan Chase Bank N.A.	43,768,000	5/03/13-6/04/13	21,727,992	21,835,355	107,363
BUY	BRL	UBS AG	220,689,000	5/03/13	109,589,675	110,303,136	713,461
SELL	BRL	Barclays Bank PLC	11,792,000	5/03/13	5,896,000	5,893,790	2,210
SELL	BRL	Deutsche Bank AG	27,719,000	5/03/13	13,887,275	13,854,305	32,970
SELL	BRL	UBS AG	220,689,000	5/03/13	110,436,233	110,303,136	133,097
BUY	INR	Barclays Bank PLC	1,473,349,000	5/06/13-5/23/13	26,930,131	27,269,415	339,284
BUY	INR	JPMorgan Chase Bank N.A.	172,390,000	5/06/13	3,154,437	3,197,947	43,510

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	JPY	JPMorgan Chase Bank N.A.	1,793,075,000	7/16/13	$18,651,112	$18,400,824	$250,288
BUY	MXN	Deutsche Bank AG	1,022,250,481	6/05/13	82,549,399	83,959,286	1,409,887
BUY	MXN	JPMorgan Chase Bank N.A.	183,627,000	6/05/13	14,966,990	15,081,618	114,628
BUY	MXN	UBS AG	136,959,000	6/05/13	11,120,863	11,248,691	127,828

							$3,456,866

Liability Derivatives
BUY	BRL	Barclays Bank PLC	11,792,000	6/04/13	$5,873,095	$5,871,998	$(1,097)
BUY	BRL	Deutsche Bank AG	27,719,000	6/04/13	13,833,907	13,803,080	(30,827)
BUY	BRL	UBS AG	220,689,000	6/04/13	110,007,863	109,895,303	(112,560)
SELL	BRL	JPMorgan Chase Bank N.A.	21,884,000	5/03/13	10,932,161	10,937,898	(5,737)
SELL	COP	JPMorgan Chase Bank N.A.	24,011,380,305	5/28/13	13,018,814	13,132,417	(113,603)
SELL	EUR	Barclays Bank PLC	2,788,000	7/16/13	3,645,293	3,673,476	(28,183)
SELL	INR	Deutsche Bank AG	627,813,000	5/06/13	11,424,545	11,646,343	(221,798)
SELL	JPY	Credit Suisse Group	861,967,500	7/16/13	8,659,283	8,845,649	(186,366)
SELL	JPY	Deutsche Bank AG	3,719,682,000	7/16/13	37,576,962	38,171,974	(595,012)
SELL	JPY	JPMorgan Chase Bank N.A.	1,988,193,000	7/16/13	20,014,426	20,403,156	(388,730)
SELL	JPY	Merrill Lynch International Bank	861,967,500	7/16/13	8,657,134	8,845,649	(188,515)
BUY	MXN	JPMorgan Chase Bank N.A.	714,790,208	5/15/13	58,993,126	58,809,188	(183,938)
SELL	MXN	Credit Suisse Group	91,676,000	6/05/13	7,361,831	7,529,516	(167,685)
SELL	MXN	Deutsche Bank AG	258,562,000	6/05/13	20,774,328	21,236,166	(461,838)
SELL	MXN	UBS AG	475,375,000	6/05/13	38,340,252	39,043,411	(703,159)

							$(3,389,048)

Futures Contracts Outstanding at 4/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	630	93,476,250	June - 2013	$2,601,467
U.S. Treasury Note 10 yr (Long)	USD	905	120,690,234	June - 2013	1,509,448

					$4,110,915

Swap Agreements at 4/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/2023	USD	2,500,000	Barclays Bank PLC (a)	1.00% (fixed rate)	(1)	$(87,695)
6/20/2023	USD	5,525,000	Deutsche Bank AG (b)	1.00% (fixed rate)	(1)	(193,806)
6/20/2023	USD	6,370,000	Goldman Sachs International (c)	1.00% (fixed rate)	(1)	(223,447)
6/20/2023	USD	10,969,000	Merrill Lynch International (d)	1.00% (fixed rate)	(1)	(384,771)
6/20/2023	USD	18,920,000	Morgan Stanley Capital Services, Inc. (e)	1.00% (fixed rate)	(1)	(663,676)
6/20/2023	USD	3,500,000	Barclays Bank PLC (f)	1.00% (fixed rate)	(2)	(154,486)
6/20/2023	USD	2,919,000	Deutsche Bank AG (g)	1.00% (fixed rate)	(2)	(128,841)
6/20/2023	USD	31,365,000	Goldman Sachs International (h)	1.00% (fixed rate)	(2)	(1,384,416)
6/20/2023	USD	11,684,000	Morgan Stanley Capital Services, Inc. (i)	1.00% (fixed rate)	(2)	(515,719)
6/20/2023	USD	4,389,000	Deutsche Bank AG (j)	1.00% (fixed rate)	(3)	(331,825)

Swap Agreements at 4/30/13 - continued

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives - continued
Credit Default Swap Agreements - continued
6/20/2023	USD	22,641,000	Merrill Lynch International (k)	1.00% (fixed rate)	(3)	$(1,711,748)
6/20/2023	USD	2,300,000	Morgan Stanley Capital Services, Inc. (l)	1.00% (fixed rate)	(3)	(173,889)
6/20/2023	USD	56,899,000	Merrill Lynch International (m)	1.00% (fixed rate)	(4)	(4,310,751)

						$(10,265,070)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Phillippines, 10.625%, 3/16/25, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/06/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Republic of Indonesia, 6.875%, 3/09/17, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.

(4)	Fund, as protection seller, to pay notional amount upon a defined credit event by Russian Federation, 7.5%, 3/31/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $126,708.

(b)	Net unamortized premiums received by the fund amounted to $280,026.

(c)	Net unamortized premiums received by the fund amounted to $322,853.

(d)	Net unamortized premiums received by the fund amounted to $555,946.

(e)	Net unamortized premiums received by the fund amounted to $958,930.

(f)	Net unamortized premiums received by the fund amounted to $230,069.

(g)	Net unamortized premiums received by the fund amounted to $191,877.

(h)	Net unamortized premiums received by the fund amounted to $2,061,744.

(i)	Net unamortized premiums received by the fund amounted to $768,035.

(j)	Net unamortized premiums received by the fund amounted to $390,220.

(k)	Net unamortized premiums received by the fund amounted to $2,012,982.

(l)	Net unamortized premiums received by the fund amounted to $204,490.

(m)	Net unamortized premiums received by the fund amounted to $4,994,026.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2013, the fund had cash collateral of $10,190,000 and other liquid securities with an aggregate value of $2,717,766 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$102,716,199	$—	$102,716,199
Non-U.S. Sovereign Debt	—	5,395,016,841	—	5,395,016,841
Foreign Bonds	—	1,516,681,458	—	1,516,681,458
Purchased Currency Options	—	630,942	—	630,942
Mutual Funds	529,650,315	—	—	529,650,315
Total Investments	$529,650,315	$7,015,045,440	$—	$7,544,695,755

Other Financial Instruments
Futures Contracts	$4,110,915	$—	$—	$4,110,915
Swap Agreements	—	(10,265,070)	—	(10,265,070)
Forward Foreign Currency Exchange Contracts	—	67,818	—	67,818

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,994,169,665
Gross unrealized appreciation	566,127,211
Gross unrealized depreciation	(15,601,121)
Net unrealized appreciation (depreciation)	$550,526,090

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	281,155,526	1,931,149,317	(1,682,654,528)	529,650,315

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$569,917	$529,650,315

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2013, are as follows:

Russia	12.6%
Venezuela	10.5%
Mexico	9.8%
Turkey	9.6%
Brazil	6.6%
Indonesia	6.3%
United States	5.5%
Philippines	4.5%
China	3.1%
Other Countries	31.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

April 30, 2013

MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND

PORTFOLIO OF INVESTMENTS

4/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 97.5%
Brazil - 8.4%
Banco do Brasil S.A., FRN, 6.25%, 2049 (n)		$200,000	$199,700
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022		200,000	220,000
Banco Santander Brasil S.A., 8%, 2016 (n)	BRL	787,000	399,331
Cosan Luxembourg S.A., 9.5%, 2018 (n)	BRL	874,000	452,252
Federative Republic of Brazil, 6%, 2016	BRL	200,657	108,264
Federative Republic of Brazil, 10%, 2017	BRL	3,309,000	1,705,582
Federative Republic of Brazil, 10%, 2021	BRL	1,646,000	845,148
Federative Republic of Brazil, 6%, 2022	BRL	9,120	5,274
Federative Republic of Brazil, 10.25%, 2028	BRL	494,000	308,017
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		$200,000	187,000
Odebrecht Finance Ltd., 8.25%, 2018 (z)	BRL	381,000	196,618
Oi S.A., 9.75%, 2016	BRL	796,000	414,759
Qgog Constellation S.A., 6.25%, 2019 (n)		$200,000	210,400

			$5,252,345
Canada - 0.6%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$200,000	$200,000
IAMGOLD Corp., 6.75%, 2020		163,000	154,035

			$354,035
Chile - 1.4%
Automotores Gildemeister S.A., 8.25%, 2021		$200,000	$217,000
Bonos Tesoreria Pesos, 6%, 2022	CLP	70,000,000	153,978
S.A.C.I. Falabella, 6.5%, 2023 (z)	CLP	145,500,000	308,950
SMU S.A., 7.75%, 2020 (n)		$200,000	212,750

			$892,678
China - 1.7%
Hyva Global B.V., 8.625%, 2016		$200,000	$196,760
Kaisa Group Holdings Ltd., 8.875%, 2018 (n)		200,000	213,000
Longfor Properties Co. Ltd., 6.875%, 2019		200,000	214,371
Yanlord Land Group Ltd., 10.625%, 2018		200,000	228,000
Yingde Gases Group Co. Ltd., 8.125%, 2018 (z)		200,000	208,328

			$1,060,459
Colombia - 2.9%
Bancolombia S.A., 5.125%, 2022		$87,000	$88,871
Empresa de Telecomunicaciones de Bogota S.A., 7%, 2023 (n)	COP	200,000,000	116,214
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)		$217,000	223,510
Titulos de Tesoreria, 7.5%, 2026	COP	2,091,600,000	1,387,039

			$1,815,634
Cote d’Ivoire - 0.4%
Ivory Coast, 7.099%, 2032		$240,000	$229,200

Croatia - 0.3%
Republic of Croatia, 5.5%, 2023 (n)		$200,000	$212,430

Dominican Republic - 0.5%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$200,000	$204,700
Dominican Republic, 5.875%, 2024 (z)		114,000	116,850

			$321,550

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Guatemala - 0.4%
Industrial Senior Trust Co., 5.5%, 2022		$220,000	$220,000

Hungary - 4.2%
Republic of Hungary, 8%, 2015	HUF	48,210,000	$225,219
Republic of Hungary, 7.75%, 2015	HUF	23,310,000	110,153
Republic of Hungary, 5.5%, 2016	HUF	102,530,000	463,313
Republic of Hungary, 6.75%, 2017	HUF	234,800,000	1,100,161
Republic of Hungary, 6.75%, 2017	HUF	66,950,000	316,279
Republic of Hungary, 5.375%, 2023		$364,000	375,277

			$2,590,402
India - 0.3%
Bharti Airtel International Co., 5.125%, 2023 (n)		$200,000	$205,520

Indonesia - 6.1%
Republic of Indonesia, 12.8%, 2021	IDR	855,000,000	$130,208
Republic of Indonesia, 8.25%, 2021	IDR	2,234,000,000	272,373
Republic of Indonesia, 7%, 2022	IDR	2,150,000,000	245,378
Republic of Indonesia, 5.625%, 2023	IDR	1,350,000,000	140,305
Republic of Indonesia, 8.375%, 2026	IDR	5,556,000,000	688,898
Republic of Indonesia, 7%, 2027	IDR	5,900,000,000	655,839
Republic of Indonesia, 9.5%, 2031	IDR	1,213,000,000	166,588
Republic of Indonesia, 8.25%, 2032	IDR	5,658,000,000	697,838
Republic of Indonesia, 6.625%, 2033	IDR	7,900,000,000	831,038

			$3,828,465
Jamaica - 0.3%
Digicel Group Ltd., 8.25%, 2017		$200,000	$210,500

Kazakhstan - 0.3%
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		$170,000	$183,600

Malaysia - 4.6%
Government of Malaysia, 3.314%, 2017	MYR	2,317,000	$765,456
Government of Malaysia, 4.24%, 2018	MYR	694,000	238,286
Government of Malaysia, 4.378%, 2019	MYR	118,000	41,179
Government of Malaysia, 4.16%, 2021	MYR	1,885,000	654,172
Government of Malaysia, 3.418%, 2022	MYR	172,000	56,600
Government of Malaysia, 4.392%, 2026	MYR	468,000	166,408
Government of Malaysia, 4.498%, 2030	MYR	155,000	55,612
Government of Malaysia, 4.127%, 2032	MYR	2,630,000	899,829

			$2,877,542
Mexico - 10.5%
America Movil S.A.B. de C.V., 6.45%, 2022	MXN	5,560,000	$497,783
BBVA Bancomer S.A. de C.V., 6.75%, 2022		$162,000	186,300
CEMEX Finance LLC, 9.5%, 2016		200,000	215,000
CEMEX S.A.B. de C.V., 9.25%, 2020		156,000	171,600
Empresas ICA S.A.B. de C.V., 8.375%, 2017		150,000	146,250
Empresas ICA S.A.B. de C.V., 8.9%, 2021		55,000	53,350
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		200,000	212,500
Petroleos Mexicanos, 7.65%, 2021	MXN	4,230,000	400,938
United Mexican States, 7.75%, 2017	MXN	4,700,000	445,688
United Mexican States, 8%, 2020	MXN	7,460,000	751,788

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
United Mexican States, 8%, 2023	MXN	4,110,000	$435,751
United Mexican States, 8.5%, 2029	MXN	14,050,000	1,613,497
United Mexican States, 7.75%, 2031	MXN	2,300,000	249,288
United Mexican States, 10%, 2036	MXN	2,350,000	316,193
United Mexican States, 8.5%, 2038	MXN	2,660,000	316,553
United Mexican States, 7.75%, 2042	MXN	4,580,000	512,206

			$6,524,685
Nigeria - 3.8%
Afren PLC, 10.25%, 2019		$200,000	$238,500
Federal Republic of Nigeria, 1%, 2013	NGN	96,540,000	591,356
Federal Republic of Nigeria, 0%, 2013	NGN	71,187,000	418,715
Federal Republic of Nigeria, 7%, 2019	NGN	133,260,000	667,649
Federal Republic of Nigeria, 16.39%, 2022	NGN	58,662,000	462,873

			$2,379,093
Panama - 0.3%
MMG S.A., 6.75%, 2023 (n)		$200,000	$209,299

Paraguay - 0.4%
Telefonica Celular del Paraguay S.A., 6.75%, 2022 (n)		$200,000	$218,000

Peru - 2.3%
Ajecorp B.V., 6.5%, 2022 (n)		$150,000	$164,025
Banco de Credito del Peru, FRN, 6.125%, 2027		82,000	89,298
Banco de Credito del Peru, FRN, 6.125% to 2022, FRN to 2027 (n)		75,000	81,675
Corporacion Lindley S.A., 4.625%, 2023 (z)		32,000	32,480
Ferreycorp S.A.A., 4.875%, 2020 (z)		200,000	201,492
Republic of Peru, 7.84%, 2020	PEN	1,437,000	680,278
Republic of Peru, 6.95%, 2031	PEN	363,000	171,076

			$1,420,324
Poland - 6.0%
Government of Poland, 5.25%, 2017	PLN	3,031,000	$1,060,804
Government of Poland, 5.5%, 2019	PLN	691,000	251,888
Government of Poland, 5.25%, 2020	PLN	1,920,000	698,220
Government of Poland, 5.75%, 2021	PLN	506,000	190,880
Government of Poland, 5.75%, 2022	PLN	2,849,000	1,087,495
Government of Poland, 4%, 2023	PLN	1,300,000	438,483

			$3,727,770
Romania - 1.6%
Government of Romania, 5.8%, 2015	RON	200,000	$61,965
Government of Romania, 5.75%, 2016	RON	1,020,000	317,051
Government of Romania, 5.85%, 2023	RON	1,930,000	612,562

			$991,578
Russia - 13.3%
Alfa Bank, 7.5%, 2019 (n)		$200,000	$215,540
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		200,000	211,000
Far Eastern Shipping Co., 8%, 2018 (z)		200,000	201,227
Gazprombank OJSC, 8.617%, 2015	RUB	18,800,000	615,823
Novatek Finance Ltd., 7.75%, 2017 (n)	RUB	13,600,000	438,019
OJSC Russian Agricultural Bank, 8.7%, 2016	RUB	16,600,000	555,035
Russian Federation, 7.4%, 2017	RUB	45,034,000	1,524,554

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Russia - continued
Russian Federation, 7.5%, 2018	RUB	35,000,000	$1,197,234
Russian Federation, 8.15%, 2027	RUB	48,232,000	1,752,877
Russian Federation, 7.05%, 2028	RUB	18,680,000	615,882
RZD Capital PLC, 8.3%, 2019	RUB	16,900,000	569,273
TMK Capital S.A., 6.75%, 2020 (n)		$200,000	197,000
VimpelCom Ltd., 7.504%, 2022		200,000	226,000

			$8,319,464
South Africa - 11.2%
Republic of South Africa, 8%, 2018	ZAR	6,361,000	$783,508
Republic of South Africa, 6.75%, 2021	ZAR	10,633,000	1,236,952
Republic of South Africa, 5.5%, 2023	ZAR	627,093	104,809
Republic of South Africa, 10.5%, 2026	ZAR	11,045,000	1,636,287
Republic of South Africa, 7%, 2031	ZAR	8,281,000	895,245
Republic of South Africa, 6.25%, 2036	ZAR	3,150,000	301,086
Republic of South Africa, 6.5%, 2041	ZAR	3,220,000	312,039
Republic of South Africa, 8.75%, 2048	ZAR	2,515,000	312,120
Transnet Ltd., 9.25%, 2017	ZAR	7,000,000	862,305
Transnet Ltd., 10.5%, 2020	ZAR	4,000,000	534,981

			$6,979,332
Thailand - 4.6%
Kingdom of Thailand, 3.45%, 2019	THB	4,600,000	$159,413
Kingdom of Thailand, 3.875%, 2019	THB	6,695,000	237,206
Kingdom of Thailand, 3.65%, 2021	THB	19,163,000	668,051
Kingdom of Thailand, 3.625%, 2023	THB	23,543,000	816,337
Kingdom of Thailand, 3.58%, 2027	THB	23,130,000	792,944
Kingdom of Thailand, 4.875%, 2029	THB	2,856,000	110,502
Kingdom of Thailand, 3.775%, 2032	THB	2,503,000	84,558

			$2,869,011
Turkey - 8.6%
Akbank TAS, 7.5%, 2018 (n)	TRY	789,000	$447,060
Finansbank A.S., 5.5%, 2016		$200,000	209,500
Republic of Turkey, 10%, 2015	TRY	286,000	174,368
Republic of Turkey, 9%, 2016	TRY	1,142,000	693,387
Republic of Turkey, 10.5%, 2020	TRY	803,000	556,982
Republic of Turkey, 9.5%, 2022	TRY	1,084,000	732,543
Republic of Turkey, 8.5%, 2022	TRY	1,959,096	1,265,613
Republic of Turkey, 7.1%, 2023	TRY	976,000	577,352
Turkiye Garanti Bankasi A.S., 7.375%, 2018 (n)	TRY	892,000	504,326
Turkiye Vakiflar Bankasi, 6%, 2022 (n)		$200,000	211,250

			$5,372,381
Uruguay - 2.2%
Navios South American Logistics, Inc., 9.25%, 2019 (n)		$138,000	$150,765
Republic of Uruguay, 5%, 2018	UYU	14,859,308	917,251
Republic of Uruguay, 4.375%, 2028	UYU	4,079,072	273,171

			$1,341,187
Venezuela - 0.3%
Petroleos de Venezuela S.A., 8.5%, 2017		$85,000	$82,238
Petroleos de Venezuela S.A., 5.125%, 2016		100,000	88,500

			$170,738
Total Bonds			$60,777,222

4

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Par Amount of Contracts	Value ($)

Call Options Purchased - 0.0%
USD Currency - June 2013 @ EUR 0.7752	$2,430,000	$10,306
Issuer	Shares/Par
Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	36	$36
Total Investments		$60,787,564

Other Assets, Less Liabilities - 2.5%		1,557,027
Net Assets - 100.0%		$62,344,591

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,297,266 representing 10.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Corporacion Lindley S.A., 4.625%, 2023	4/09/13	$32,000	$32,480
Dominican Republic, 5.875%, 2024	4/11/13	114,000	116,850
Far Eastern Shipping Co., 8%, 2018	4/26/13	202,000	201,227
Ferreycorp S.A.A., 4.875%, 2020	4/19/13	198,540	201,492
Odebrecht Finance Ltd., 8.25%, 2018	4/17/13	189,414	196,618
S.A.C.I. Falabella, 6.5%, 2023	4/25/13	308,328	308,950
Yingde Gases Group Co. Ltd., 8.125%, 2018	4/12/13	198,996	208,328
Total Restricted Securities			$1,265,945
% of Net assets			2.0%

The following abbreviations are used in this report and are defined:

CDI	Interbank Deposit Certificates
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
TIIE	Interbank Equilibrium Interest Rate

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira

5

Portfolio of Investments (unaudited) – continued

PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 4/30/13

Forward Foreign Currency Exchange Contracts at 4/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Citibank N.A.	598,800	5/03/13	$299,146	$299,288	$142
BUY	BRL	UBS AG	9,976,331	5/03/13	4,955,584	4,986,296	30,712
SELL	BRL	Barclays Bank PLC	876,234	6/04/13	436,415	436,334	81
SELL	BRL	Citibank N.A.	598,800	5/03/13	300,000	299,288	712
SELL	BRL	Deutsche Bank AG	1,749,705	6/04/13	873,237	871,291	1,946
SELL	BRL	UBS AG	10,014,980	5/03/13-6/04/13	5,013,390	5,004,506	8,884
BUY	CNY	JPMorgan Chase Bank N.A.	1,896,000	9/13/13	303,895	305,656	1,761
BUY	HUF	Barclays Bank PLC	31,341,571	6/24/13	135,684	137,153	1,469
BUY	IDR	JPMorgan Chase Bank N.A.	3,937,874,200	6/05/13	400,842	403,371	2,529
BUY	INR	Barclays Bank PLC	13,892,000	5/06/13	248,805	257,706	8,901
BUY	INR	Deutsche Bank AG	29,284,000	5/06/13-5/20/13	537,851	542,416	4,565
BUY	INR	JPMorgan Chase Bank N.A.	8,277,000	5/06/13	147,923	153,544	5,621
SELL	JPY	JPMorgan Chase Bank N.A.	14,420,000	7/16/13	149,993	147,980	2,013
BUY	MXN	Deutsche Bank AG	1,485,664	6/05/13	119,971	122,020	2,049
BUY	MXN	Goldman Sachs International	457,000	7/16/13	37,292	37,409	117
BUY	MXN	JPMorgan Chase Bank N.A.	4,145,790	6/05/13	340,000	340,501	501
BUY	MYR	Barclays Bank PLC	8,783,245	5/02/13	2,828,035	2,886,851	58,816
BUY	MYR	Deutsche Bank AG	493,555	5/02/13	158,013	162,220	4,207
BUY	MYR	JPMorgan Chase Bank N.A.	489,840	5/02/13	157,000	160,999	3,999
SELL	MYR	Barclays Bank PLC	8,783,245	5/02/13	2,899,813	2,886,851	12,962
SELL	MYR	Deutsche Bank AG	493,555	5/02/13	162,566	162,221	345
SELL	MYR	JPMorgan Chase Bank N.A.	8,643,856	5/02/13	2,848,246	2,841,038	7,208
BUY	NGN	JPMorgan Chase Bank N.A.	3,131,000	5/22/13	19,618	19,713	95
BUY	PLN	Citibank N.A.	254,000	6/24/13	79,253	80,103	850
BUY	PLN	UBS AG	282,000	6/24/13	88,007	88,933	926
BUY	RUB	JPMorgan Chase Bank N.A.	18,630,000	5/21/13	590,913	596,926	6,013
SELL	RUB	JPMorgan Chase Bank N.A.	25,938,278	5/21/13	831,955	831,091	864
SELL	THB	JPMorgan Chase Bank N.A.	4,798,000	7/18/13	163,308	163,182	126
BUY	TRY	JPMorgan Chase Bank N.A.	1,652,150	5/20/13-7/16/13	913,147	916,344	3,197
SELL	TRY	Goldman Sachs International	623,617	5/20/13	347,241	347,204	37
SELL	TRY	JPMorgan Chase Bank N.A.	695,000	5/20/13	387,135	386,947	188
SELL	ZAR	UBS AG	2,741,186	7/16/13	304,672	302,470	2,202

							$174,038

Liability Derivatives
BUY	BRL	Barclays Bank PLC	876,234	5/03/13	$438,117	$437,953	$(164)
BUY	BRL	Deutsche Bank AG	1,749,705	5/03/13	876,606	874,525	(2,081)
BUY	BRL	UBS AG	9,527,980	5/03/13-6/04/13	4,751,158	4,745,703	(5,455)
SELL	BRL	Barclays Bank PLC	876,234	5/03/13	435,223	437,953	(2,730)
SELL	BRL	Deutsche Bank AG	1,749,705	5/03/13	867,715	874,525	(6,810)
SELL	BRL	UBS AG	1,158,952	5/03/13	577,559	579,259	(1,700)

6

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	CLP	Deutsche Bank AG	220,958,608	6/24/13	$462,241	$465,750	$(3,509)
SELL	COP	JPMorgan Chase Bank N.A.	356,203,895	5/28/13	194,011	194,817	(806)
SELL	CZK	Citibank N.A.	1,461	7/16/13	74	75	(1)
BUY	EUR	Barclays Bank PLC	237,000	7/16/13	312,276	312,272	(4)
SELL	EUR	Deutsche Bank AG	63,000	7/16/13	82,351	83,009	(658)
SELL	EUR	JPMorgan Chase Bank N.A.	63,000	7/16/13	82,352	83,009	(657)
BUY	IDR	JPMorgan Chase Bank N.A.	4,484,800,000	6/05/13	461,766	459,395	(2,371)
SELL	IDR	JPMorgan Chase Bank N.A.	11,465,540,104	6/05/13	1,167,095	1,174,458	(7,363)
SELL	INR	Deutsche Bank AG	32,064,000	5/06/13	583,300	594,808	(11,508)
SELL	INR	JPMorgan Chase Bank N.A.	2,797,000	5/06/13	51,180	51,886	(706)
SELL	JPY	Credit Suisse Group	13,857,500	7/16/13	139,212	142,208	(2,996)
SELL	JPY	Deutsche Bank AG	30,216,000	7/16/13	305,243	310,081	(4,838)
SELL	JPY	JPMorgan Chase Bank N.A.	32,052,000	7/16/13	322,656	328,923	(6,267)
SELL	JPY	Merrill Lynch International Bank	13,857,500	7/16/13	139,177	142,208	(3,031)
SELL	JPY	UBS AG	2,755,000	7/16/13	28,148	28,272	(124)
BUY	MXN	Citibank N.A.	3,153,247	6/05/13	259,000	258,982	(18)
BUY	MXN	JPMorgan Chase Bank N.A.	17,887,823	5/15/13	1,476,319	1,471,716	(4,603)
SELL	MXN	Citibank N.A.	1,827,000	6/05/13	146,651	150,055	(3,404)
SELL	MXN	Deutsche Bank AG	7,803,000	6/05/13	628,957	640,875	(11,918)
SELL	MXN	JPMorgan Chase Bank N.A.	1,708,560	6/05/13	140,000	140,327	(327)
SELL	MXN	Merrill Lynch International Bank	3,712,439	6/05/13	299,000	304,909	(5,909)
BUY	MYR	JPMorgan Chase Bank N.A.	18,797,872	5/02/13-6/03/13	6,194,362	6,171,725	(22,637)
SELL	MYR	JPMorgan Chase Bank N.A.	1,757,000	5/02/13	573,995	577,485	(3,490)
BUY	PEN	Deutsche Bank AG	47,734	5/22/13	18,393	18,036	(357)
BUY	PLN	Citibank N.A.	775,796	7/16/13	245,799	244,313	(1,486)
BUY	PLN	JPMorgan Chase Bank N.A.	7,234,292	6/24/13	2,288,572	2,281,442	(7,130)
SELL	PLN	Goldman Sachs International	484,848	6/24/13	151,924	152,904	(980)
SELL	RON	JPMorgan Chase Bank N.A.	1,029,384	6/26/13	306,000	311,614	(5,614)
SELL	RUB	Credit Suisse Group	23,417,373	5/21/13	736,169	750,319	(14,150)
SELL	RUB	Deutsche Bank AG	13,760,377	5/21/13	435,503	440,898	(5,395)
SELL	RUB	JPMorgan Chase Bank N.A.	10,028,000	5/21/13	320,077	321,309	(1,232)
SELL	RUB	UBS AG	3,589,000	5/21/13	114,118	114,996	(878)
BUY	THB	JPMorgan Chase Bank N.A.	94,274,091	5/22/13-7/31/13	3,228,933	3,209,927	(19,006)
BUY	TRY	JPMorgan Chase Bank N.A.	1,585,761	5/20/13	883,164	882,884	(280)
SELL	TRY	Citibank N.A.	224,805	5/20/13	124,234	125,162	(928)
SELL	TRY	Goldman Sachs International	76,000	5/20/13	42,311	42,314	(3)
SELL	TRY	Merrill Lynch International Bank	33,000	7/16/13	18,189	18,268	(79)
BUY	ZAR	JPMorgan Chase Bank N.A.	954,318	5/20/13	106,555	106,104	(451)
SELL	ZAR	Deutsche Bank AG	2,851,030	7/16/13	307,230	314,591	(7,361)
SELL	ZAR	JPMorgan Chase Bank N.A.	3,927,000	5/20/13	427,951	436,617	(8,666)
SELL	ZAR	Merrill Lynch International Bank	443,000	7/16/13	47,691	48,882	(1,191)

							$(191,272)

7

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
1/02/14	BRL	500,000	JPMorgan Chase Bank	8.03% (fixed rate)	CDI (floating rate)	$1,514
1/02/14	BRL	550,000	JPMorgan Chase Bank	10.41% (fixed rate)	CDI (floating rate)	10,943
1/02/14	BRL	600,000	JPMorgan Chase Bank	9.45% (fixed rate)	CDI (floating rate)	7,891
1/02/15	BRL	270,000	JPMorgan Chase Bank	8.70% (fixed rate)	CDI (floating rate)	2,291
1/02/15	BRL	600,000	JPMorgan Chase Bank	8.21% (fixed rate)	CDI (floating rate)	1,805
1/02/15	BRL	1,000,000	JPMorgan Chase Bank	8.36% (fixed rate)	CDI (floating rate)	4,462
1/02/17	BRL	200,000	JPMorgan Chase Bank	9.24% (fixed rate)	CDI (floating rate)	2,733
1/02/17	BRL	300,000	JPMorgan Chase Bank	9.95% (fixed rate)	CDI (floating rate)	7,329
1/02/17	BRL	340,000	JPMorgan Chase Bank	10.08% (fixed rate)	CDI (floating rate)	10,274
1/02/17	BRL	800,000	JPMorgan Chase Bank	8.5982% (fixed rate)	CDI (floating rate)	2,338
1/02/17	BRL	800,000	JPMorgan Chase Bank	10.455% (fixed rate)	CDI (floating rate)	25,594
1/02/17	BRL	900,000	JPMorgan Chase Bank	9.14% (fixed rate)	CDI (floating rate)	10,746
1/02/17	BRL	1,800,000	JPMorgan Chase Bank	9.62% (fixed rate)	CDI (floating rate)	35,019
1/02/17	BRL	1,800,000	JPMorgan Chase Bank	8.895% (fixed rate)	CDI (floating rate)	8,580
3/27/18	MXN	7,300,000	Merrill Lynch Capital Services	4.90% (fixed rate)	TIIE (floating rate)	10,340
4/26/18	MXN	7,500,000	JPMorgan Chase Bank	4.53% (fixed rate)	TIIE (floating rate)	0
1/04/21	BRL	150,000	JPMorgan Chase Bank	10.12% (fixed rate)	CDI (floating rate)	3,290
1/04/21	BRL	200,000	JPMorgan Chase Bank	9.53% (fixed rate)	CDI (floating rate)	1,919

						$147,068

Liability Derivatives
Interest Rate Swaps
1/02/17	BRL	600,000	JPMorgan Chase Bank	8.30% (fixed rate)	CDI (floating rate)	$(1,151)
1/04/21	BRL	100,000	JPMorgan Chase Bank	9.04% (fixed rate)	CDI (floating rate)	(54)
1/04/21	BRL	600,000	JPMorgan Chase Bank	9.03% (fixed rate)	CDI (floating rate)	(85)

						$(1,290)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

4/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of April 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$50,551,698	$—	$50,551,698
Foreign Bonds	—	10,225,524	—	10,225,524
Purchased Currency Options	—	10,306	—	10,306
Mutual Funds	36	—	—	36
Total Investments	$36	$60,787,528	$—	$60,787,564

Other Financial Instruments
Swap Agreements	$—	$145,778	$—	$145,778
Forward Foreign Currency Exchange Contracts	—	(17,234)	—	(17,234)

For further information regarding security characteristics, see the Portfolio of Investments.

9

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$59,331,517
Gross unrealized appreciation	1,977,546
Gross unrealized depreciation	(521,499)
Net unrealized appreciation (depreciation)	$1,456,047

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,768,366	31,604,615	(39,372,945)	36

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,570	$36

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2013, are as follows:

Brazil	15.8%
Russia	13.6%
Mexico	12.7%
South Africa	11.5%
Turkey	8.8%
Indonesia	6.3%
Poland	6.2%
Thailand	4.7%
United States	(8.7)%
Other Countries	29.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

10

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2013

*	Print name and title of each signing officer under his or her signature.